Document and Entity Information	Apr. 26, 2024
Prospectus:
Document Type	497
Document Period End Date	Apr. 26, 2024
Entity Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Entity Central Index Key	0000741375
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 26, 2024
Document Effective Date	Apr. 26, 2024
Prospectus Date	Jan. 28, 2024
Ultra Short Income Portfolio | Institutional Class
Prospectus:
Trading Symbol	MUIIX
Ultra Short Income Portfolio | Class IR
Prospectus:
Trading Symbol	MULSX
Ultra Short Income Portfolio | Class A
Prospectus:
Trading Symbol	MUAIX